Dividends	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Dividends
14	DIVIDENDS

	2020	2019	2018
	RMB million	RMB million	RMB million
Proposed final – Nil (2019: 0.050, 2018: Nil) per ordinary share	—	819	—

On March 30, 2021, the Group has no profit distribution plan to propose cash dividend for 2020 (2019: RMB0.050 per share before tax).